Organization and Principal Activities	6 Months Ended
Mar. 31, 2024
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1.	ORGANIZATION AND PRINCIPAL ACTIVITIES

EZGO Technologies Ltd. (“EZGO” or the “Company”), is a holding company incorporated under the laws of the British Virgin Islands (“BVI”) on January 24, 2019. The Company commenced operations through its subsidiaries and variable interest entity (“VIE”) and VIE’s subsidiaries in the People’s Republic of China (“PRC”). The Company mainly sells battery packs, battery cells, and electric bicycles (“e-bicycle”) in the PRC. The unaudited interim condensed consolidated financial statements (“CFS”) reflect the activities of EZGO and each of the following entities as of March 31, 2024:

Name	Date of Incorporation / acquisition	Place of incorporation	Percentage of effective ownership	Principal Activities
Subsidiaries
China EZGO Group Ltd. (formerly known as Hong Kong JKC Group Co., Ltd., “EZGO HK”)	February 13, 2019	Hong Kong (“HK”)	100%	Investment holding company
Changzhou Langyi Electronic Technologies Co., Ltd.	August 6, 2021	PRC	100%	Investment holding company
EZGO Technologies Group Co., Ltd. (formerly known as Changzhou Jiekai Enterprise Management Co., Ltd., Wholly Foreign-owned Enterprise, “WFOE” or “Changzhou EZGO”)	June 12, 2019	PRC	100%	Investment holding company
Jiangsu EZGO Energy Supply Chain Technology Co., Ltd. (“Jiangsu Supply Chain”)	December 10, 2021	PRC	60%	Distribution and trade of battery packs
Jiangsu EZGO New Energy Technologies Co., Ltd. (“Jiangsu New Energy”)	July 14, 2022	PRC	100%	Distribution and trade of battery packs
Sichuan EZGO Energy Technologies Co., Ltd. (“Sichuan EZGO”)	May 9, 2022	PRC	100%	Distribution and trade of lead-acid batteries
Tianjin EZGO Electric Technologies Co., Ltd. (“Tianjin EZGO”)	July 13, 2022	PRC	100%	Production and sales of e-bicycles
Changzhou Youdi Electric Bicycle Co., Ltd. (“Changzhou Youdi”)	July 14, 2022	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Changzhou Sixun Technology Co., Ltd. (“Changzhou Sixun”)	January 25, 2023	PRC	100%	Investment holding company
Changzhou Higgs Intelligent Technology Co., Ltd. (“Changzhou Higgs”)	January 25, 2023	PRC	60%	Industrial automatic control device and system manufacturing
Changzhou Zhuyun Technology Co., Ltd. (“Changzhou Zhuyun”)	March 2, 2023	PRC	60%	Equipment maintenance and repairment

VIE and subsidiaries of VIE
Jiangsu EZGO Electronic Technologies Co., Ltd. (formerly known as Jiangsu Baozhe Electric Technologies, Co., Ltd. “Jiangsu EZGO”)	July 30, 2019	PRC	VIE	Investment holding company
Changzhou Hengmao Power Battery Technology Co., Ltd. (“Hengmao”)	May 5, 2014	PRC	80.87%	Sales of battery packs, battery cells, and e-bicycles, battery cell trading, and battery and e-bicycle rental services provider
Changzhou Yizhiying IoT Technologies Co., Ltd. (“Yizhiying”)	August 21, 2018	PRC	100%	Development, operation and maintenance of software related to e-bicycle and battery rental services
Jiangsu Cenbird E-Motorcycle Technologies Co., Ltd. (“Cenbird E-Motorcycle”)	May 7, 2018	PRC	51%	Development of sales channels and international market for sales of e-bicycles and electric motorcycle (“e-motorcycle”)
Hangzhou Rongyi Electric Technology Partnership (“Hangzhou Rongyi”)	September 18, 2023	PRC	99%	Holding company

Risks in relation to the VIE structure

On March 15, 2019, the National People’s Congress approved the Foreign Investment Law, or the FIL, which took effect on January 1, 2020. The FIL does not explicitly classify whether VIE that are controlled through contractual arrangements would be deemed as foreign invested enterprises if they are ultimately “controlled” by foreign investors. Since the FIL is relatively new, uncertainties still exist in relation to its interpretation and implementation, and it is still unclear how the FIL would affect VIE structure and business operation.

EZGO believes the contractual arrangements with its VIE and their respective equity holders are in compliance with PRC laws and regulations and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

●	revoke the business and operating licenses of the Company’s PRC subsidiary and VIE;

●	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiary and VIE;

●	limit the Company’s business expansion in China by way of entering into contractual arrangements;

●	impose fines or other requirements with which the Company’s PRC subsidiary and VIE may not be able to comply;

●	require the Company or the Company’s PRC subsidiary and VIE to restructure the relevant ownership structure or operations; or

●	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Company’s business and operations in PRC.

Total assets and liabilities presented on the Company’s Unaudited Interim Condensed Consolidated Balance Sheets and revenue, expense, net loss presented on Unaudited Interim Condensed Consolidated Statements of Operations as well as the cash flows from operating, investing and financing activities presented on the Unaudited Interim Condensed Consolidated Statements of Cash Flows are substantially the financial position, result of operations and cash flows of the EZGO’s VIE and subsidiaries of VIE.

As of March 31, 2023 and 2024, there was no pledge or collateralization of the VIE’s assets that can only be used to settle obligations of the VIE. The net assets of the VIE was $5,032,346 and $3,669,995 as of March 31, 2023 and 2024, respectively. The creditors of the VIE’s third party liabilities did not have recourse to the general credit of EZGO in normal course of business.

The following unaudited selected financial information of the VIE and its wholly owned subsidiaries were included in the accompanying CFS as of March 31, 2023 and 2024 and for the six months ended March 31, 2023 and 2024:

	As of March 31,
	2023	2024
Cash	$447,012	$15,592
Restricted cash	3,530	851
Amount due from non-VIE	13,407,878	15,868,307
Amount due from EZGO	857,692	1,275,408
Other	13,859,700	7,058,995
Total current assets	28,575,812	24,219,153
Total non-current assets	4,506,613	2,511,318
Total assets	$33,082,425	$26,730,471

Amount due to non-VIE	$-	$-
Amount due to EZGO	2,947,954	2,938,068
Current liabilities of discontinued operation	729,034	708,773
Other	11,559,299	7,193,420
Total current liabilities	15,236,287	10,840,261
Total non-current liabilities	12,813,792	12,220,215
Total liabilities	$28,050,079	$23,060,476

	Six Months Ended March 31,
	2023	2024
Revenues	$3,980,259	$1,771,330
Loss from operations	(1,141,536)	(1,511,412)
Other loss, net	(2,399,975)	(249,921)
Net loss from continuing operations	(3,613,953)	(2,114,355)
Income from discontinued operation, net of tax	131	30
Net loss	(3,613,822)	(2,114,325)
Net loss attributable to EZGO’s shareholders	(3,412,774)	(1,502,468)

Net cash (used in)/ provided by operating activities	3,519,614	(1,372,092)
Net cash (used in)/ provided by investing activities	(3,210,633)	691,729
Net cash (used in)/ provided by financing activities	(1,533,739)	739,170